Land Use Rights (Details 1)	Dec. 31, 2015 USD ($)
Twelve months ending December 31,
2015	$ 33,971
2016	33,971
2017	33,971
2018	33,971
2019	33,971
Thereafter	2,019,432
Total	$ 2,189,287